Right-of-Use Asset/Lease Liability – Operating Lease - Schedule of Right-of-Use Asset/Lease Liability – Operating Lease (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2026 USD ($)
Schedule of Right-of-Use Asset/Lease Liability – Operating Lease [Line Items]
Right-of-use asset, Beginning balance	RM 10,382
Right-of-use asset, Ending balance	136,148	$ 33,370	RM 10,382
Net carrying amount	136,148		10,382		$ 33,370
Interest charged	8,805	2,158	4,055	RM 10,307
Lease liability, Ending balance	271,107		142,954
Total payments	(132,000)	$ (32,353)	(132,000)	(132,000)
Represented by:
Current liabilities	128,150		10,954		31,409
Non-current liabilities	10,957				$ 2,686
Office Space [Member] | Right-of-Use Asset [Member]
Schedule of Right-of-Use Asset/Lease Liability – Operating Lease [Line Items]
Right-of-use asset, Beginning balance	10,382
Right-of-use asset, Ending balance	136,148		10,382
Net carrying amount	136,148		10,382
Lease Liability [Member] | Office Space [Member]
Schedule of Right-of-Use Asset/Lease Liability – Operating Lease [Line Items]
Lease liability, Beginning balance	10,954		138,899
Addition	251,348
Interest charged	8,805		4,055
- principal	(123,195)		(127,945)
- interest	(8,805)		(4,055)
Total payments	(132,000)		(132,000)
Net carrying amount	139,107		10,954	138,899
Represented by:
Current liabilities	128,150		10,954
Non-current liabilities	10,957
Total liabilities	139,107		10,954	138,899
As of July 1	10,954		138,899	260,592
Additional	251,348
Cash flows	(132,000)		(132,000)	(132,000)
Interest expense of lease liability	8,805		4,055	10,307
As of June 30	139,107		10,954	138,899
Cost [Member] | Office Space [Member] | Right-of-Use Asset [Member]
Schedule of Right-of-Use Asset/Lease Liability – Operating Lease [Line Items]
Right-of-use asset, Beginning balance	503,272		503,272
Addition	251,348
Right-of-use asset, Ending balance	754,620		503,272	503,272
Net carrying amount	754,620		503,272	503,272
Accumulated Depreciation [Member] | Office Space [Member] | Right-of-Use Asset [Member]
Schedule of Right-of-Use Asset/Lease Liability – Operating Lease [Line Items]
Accumulated depreciation, Beginning balance	(492,890)		(368,318)
Charge for the year	(125,582)		(124,572)
Accumulated depreciation, Ending balance	RM (618,472)		RM (492,890)	RM (368,318)